Capital lease obligations (Details) - CAD CAD in Thousands	Dec. 31, 2016	Dec. 31, 2015
Leases [Abstract]
Sale leaseback transactions	CAD 23,897
Capital Leases, Future Minimum Payments Due, Fiscal Year Maturity [Abstract]
2017	26,353
2018	24,385
2019	11,396
2020	3,281
2021 and thereafter	0
Subtotal:	65,415
Less: amount representing interest	(4,015)
Carrying amount of minimum lease payments	61,400
Less: current portion	(24,062)	CAD (24,114)
Long term portion	CAD 37,338	CAD 38,329